Commitments and Contingencies (Details) - USD ($)	1 Months Ended	3 Months Ended	11 Months Ended
	Sep. 30, 2021	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Additional Units		1,500,000	1,500,000
Purchased shares	700,000
Underwriting discount price per unit		$ 0.125	$ 0.125
Aggregate amount of underwriting discount		$ 1,337,500	$ 1,337,500
Deferred fee per unit		$ 0.35	$ 0.35
Deferred fee		$ 3,745,000	$ 3,745,000
Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Share price		$ 0.0001	$ 0.0001
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Purchased shares		700,000
Aggregate amount of underwriting discount		$ 87,500	$ 87,500
Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Issue of stock		175,000	175,000